AB Municipal Income Fund II

AB Massachusetts Portfolio

Portfolio of Investments

August 31, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.2%
Long-Term Municipal Bonds – 93.0%
Massachusetts – 80.3%
City of Quincy MA Series 2022-A 5.00%, 06/01/2047	$3,060	$3,489,301
City of Worcester MA AGM Series 2022 3.00%, 02/01/2046	2,600	2,082,464
Commonwealth of Massachusetts Series 2007-A 2.434% (LIBOR 3 Month + 0.57%), 05/01/2037(a)	3,000	2,876,619
Series 2015-A 5.00%, 07/01/2035	10,000	10,557,890
Series 2018-A 5.00%, 01/01/2042	5,000	5,353,485
Series 2022-B 3.00%, 02/01/2045	4,965	4,054,928
4.00%, 02/01/2040	2,000	2,001,368
4.00%, 02/01/2042	5,000	4,912,127
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	2,000	1,978,212
Martha’s Vineyard Land Bank Series 2014 5.00%, 05/01/2031	1,000	1,049,963
Massachusetts Bay Transportation Authority Assessment Revenue Series 2022-A 4.00%, 07/01/2039	2,000	2,026,597
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF) Series 2021-2 5.00%, 02/01/2040	3,000	3,388,203
Massachusetts Development Finance Agency (Atrius Health Obligated Group) Series 2019-A 5.00%, 06/01/2039 (Pre-refunded/ETM)	1,400	1,610,425
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014-N 5.00%, 07/01/2044	7,000	7,179,746
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2018-J 5.00%, 07/01/2053	5,000	5,175,072
Series 2019 5.00%, 07/01/2026	1,000	1,081,078
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015-D 5.00%, 07/01/2044	3,755	3,817,499

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2035	$1,795	$1,960,901
5.00%, 10/01/2037	1,340	1,458,126
5.00%, 10/01/2039	1,780	1,928,513
Massachusetts Development Finance Agency (Children’s Hospital Corp. Obligated Group (The)) Series 2014-P 5.00%, 10/01/2034 (Pre-refunded/ETM)	1,055	1,109,939
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2034	700	729,104
5.00%, 01/01/2035	735	763,876
5.00%, 01/01/2036	1,000	1,037,853
5.25%, 01/01/2042	1,000	1,037,820
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2031	2,000	2,081,135
5.00%, 10/01/2034	2,100	2,161,369
Massachusetts Development Finance Agency (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2051	1,000	914,948
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.) Series 2013-E 5.00%, 11/01/2038	5,000	5,063,344
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2030	350	336,973
4.00%, 07/01/2031	365	348,213
4.00%, 07/01/2040	2,000	1,767,873
4.00%, 07/01/2050	865	713,167
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039	2,055	2,117,936
Massachusetts Development Finance Agency (Mass General Brigham Inc.) Series 2015-O 4.00%, 07/01/2045	5,855	5,569,146
Massachusetts Development Finance Agency (MCPHS University) Series 2013-F 4.00%, 07/01/2032	1,000	1,007,742
Massachusetts Development Finance Agency (Merrimack College) Series 2021-B 4.00%, 07/01/2050	1,825	1,613,902
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2047(b)	2,000	2,101,374

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Northeastern University) Series 2022 5.00%, 10/01/2042	$5,000	$5,449,298
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2036	700	825,200
5.00%, 07/15/2040	3,400	3,998,078
Massachusetts Development Finance Agency (Salem Community Corp. Obligated Group) Series 2022 5.125%, 01/01/2040	1,020	991,962
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2034	1,525	1,612,270
5.00%, 10/01/2035	2,455	2,590,453
Series 2020-M 4.00%, 10/01/2050	2,500	2,227,392
Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016-I 4.00%, 07/01/2036	2,000	1,919,093
5.00%, 07/01/2041	2,500	2,569,544
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 5.00%, 07/01/2050	1,500	1,570,392
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056	3,000	2,563,729
Series 2021-B 4.00%, 06/01/2050	1,000	881,686
Massachusetts Development Finance Agency (Suffolk University) Series 2017 5.00%, 07/01/2033	1,250	1,312,190
Series 2020-A 4.00%, 07/01/2045	1,400	1,276,655
Series 2021 4.00%, 07/01/2046	1,270	1,151,629
4.00%, 07/01/2051	1,000	892,509
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017-T 5.00%, 07/01/2037	1,000	1,072,582
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	1,500	1,566,089
Massachusetts Development Finance Agency (Wellforce Obligated Group) Series 2019-A 5.00%, 07/01/2038	1,000	1,061,034
5.00%, 07/01/2044	3,000	3,115,768

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048	$3,000	$3,204,442
Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2032	4,685	5,109,983
Series 2019-C 5.00%, 07/01/2049	1,000	1,045,050
Series 2021-E 5.00%, 07/01/2037	2,250	2,433,517
5.00%, 07/01/2051	1,000	1,053,710
Massachusetts School Building Authority Series 2013-A 5.00%, 05/15/2032 (Pre-refunded/ETM)	2,500	2,547,096
Series 2015-B 5.00%, 01/15/2030 (Pre-refunded/ETM)	3,770	3,992,562
Massachusetts Water Resources Authority Series 2016-C 5.00%, 08/01/2033 (Pre-refunded/ETM)	5,500	6,032,149
Town of Weymouth MA Series 2021 2.00%, 09/15/2045	2,000	1,271,923
University of Massachusetts Building Authority Series 2014-1 5.00%, 11/01/2044 (Pre-refunded/ETM)	2,000	2,106,810
University of Massachusetts Building Authority (University of Massachusetts) Series 2017 5.00%, 11/01/2034	2,500	2,738,042
Series 2020 3.013%, 11/01/2043	2,000	1,535,271

		170,176,339

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(b)	395	454,979

Arizona – 0.3%
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	660	696,182

Colorado – 0.5%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	1,000	997,608

Connecticut – 0.5%
State of Connecticut Series 2015-F 5.00%, 11/15/2032	1,000	1,069,691

Florida – 1.5%
County of Miami-Dade FL Aviation Revenue Series 2014 5.00%, 10/01/2027	3,000	3,114,526

	Principal Amount (000)	U.S. $ Value

Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056	$100	$81,299

		3,195,825

Guam – 3.0%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	535	451,005
Series 2023 5.25%, 10/01/2036(c)	100	97,558
5.375%, 10/01/2043(c)	200	192,761
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2040	1,525	1,586,486
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	350	366,074
5.00%, 10/01/2040	1,420	1,475,334
Territory of Guam Series 2019 5.00%, 11/15/2031	230	234,411
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	2,255	1,992,252

		6,395,881

Illinois – 0.9%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	650	681,548
Illinois Finance Authority Series 2015 5.00%, 05/15/2037 (Pre-refunded/ETM)	1,050	1,115,788
Village of Bolingbrook IL Sales Tax Revenue (Village of Bolingbrook IL) Series 2005 6.25%, 01/01/2024	201	194,884

		1,992,220

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(b)	270	215,069

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	90	92,755

	Principal Amount (000)	U.S. $ Value

New Jersey – 0.6%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	$1,170	$1,256,920

North Carolina – 0.7%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	540	513,900
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	1,000	1,047,417

		1,561,317

Pennsylvania – 1.1%
City of Philadelphia PA Series 2017-A 5.00%, 08/01/2033	1,000	1,079,033
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	1,140	1,175,474

		2,254,507

Puerto Rico – 1.8%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	130	120,088
Zero Coupon, 07/01/2033	205	116,364
4.00%, 07/01/2033	100	93,460
5.25%, 07/01/2023	57	58,354
5.375%, 07/01/2025	200	206,252
5.625%, 07/01/2027	100	105,986
5.625%, 07/01/2029	200	215,038
5.75%, 07/01/2031	100	109,477
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	240	242,950
Puerto Rico Highway & Transportation Authority Series 2005-L 5.25%, 07/01/2041	100	100,049
Series 2007-N 5.25%, 07/01/2034	260	263,833
5.25%, 07/01/2036	230	232,871
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	640	663,130
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	238	182,004
Series 2019-A 4.329%, 07/01/2040	180	174,739
4.55%, 07/01/2040	22	21,945
5.00%, 07/01/2058	815	788,599

		3,695,139

	Principal Amount (000)	U.S. $ Value

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	$310	$310,681

Texas – 0.8%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	540	547,496
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034	1,000	1,043,626

		1,591,122

Wisconsin – 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	1,000	1,050,003

Total Long-Term Municipal Bonds (cost $208,189,392)		197,006,238

Short-Term Municipal Notes – 4.2%
Massachusetts – 4.2%
Massachusetts Health & Educational Facilities Authority (Mass General Brigham, Inc.) Series 2011 1.46%, 07/01/2040(d)	1,405	1,405,000
1.63%, 07/01/2040(d)	1,500	1,500,000
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Series 2022-A 1.69%, 01/01/2037(d)	6,000	6,000,000

Total Short-Term Municipal Notes (cost $8,905,000)		8,905,000

Total Municipal Obligations (cost $217,094,392)		205,911,238

	Shares

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.03%(e) (f) (g) (cost $2,955,857)	2,955,857	2,955,857

Total Investments – 98.6% (cost $220,050,249)(h)		208,867,095
Other assets less liabilities – 1.4%		2,964,044

Net Assets – 100.0%		$211,831,139

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,325	01/15/2025	2.565%	CPI#	Maturity	$135,031	$—	$135,031
USD	663	01/15/2025	2.613%	CPI#	Maturity	66,313	—	66,313
USD	662	01/15/2025	2.585%	CPI#	Maturity	66,938	—	66,938
USD	510	01/15/2025	4.028%	CPI#	Maturity	21,660	—	21,660
USD	2,270	01/15/2026	CPI#	3.765%	Maturity	(102,521)	—	(102,521)
USD	2,060	01/15/2027	CPI#	3.466%	Maturity	(109,986)	(2,454)	(107,532)
USD	2,050	01/15/2027	CPI#	3.320%	Maturity	(127,959)	—	(127,959)
USD	1,660	01/15/2027	CPI#	3.323%	Maturity	(103,309)	—	(103,309)
USD	5,260	01/15/2028	1.230%	CPI#	Maturity	1,045,576	—	1,045,576
USD	3,970	01/15/2028	0.735%	CPI#	Maturity	932,090	—	932,090
USD	3,900	01/15/2029	CPI#	3.390%	Maturity	(158,589)	—	(158,589)
USD	2,420	01/15/2029	CPI#	3.735%	Maturity	(27,875)	—	(27,875)
USD	1,250	01/15/2029	CPI#	3.331%	Maturity	(56,975)	—	(56,975)
USD	870	01/15/2030	1.572%	CPI#	Maturity	166,021	—	166,021
USD	870	01/15/2030	1.587%	CPI#	Maturity	164,812	—	164,812
USD	1,300	01/15/2031	2.782%	CPI#	Maturity	111,753	—	111,753
USD	1,130	01/15/2031	2.680%	CPI#	Maturity	108,623	—	108,623
USD	1,000	01/15/2031	2.989%	CPI#	Maturity	65,109	—	65,109
USD	1,000	01/15/2032	CPI#	3.064%	Maturity	(52,535)	—	(52,535)
USD	950	04/15/2032	CPI#	2.909%	Maturity	(62,794)	—	(62,794)

						$2,081,383	$(2,454)	$2,083,837

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,500	01/15/2027	1 Day SOFR	2.587%	Annual	$(25,978)	$—	$(25,978)
USD	2,450	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	259,663	—	259,663
USD	2,500	01/15/2031	1.270%	3 Month LIBOR	Semi-Annual/ Quarterly	362,398	—	362,398
USD	2,100	01/15/2031	1.427%	3 Month LIBOR	Semi-Annual/ Quarterly	279,382	—	279,382
USD	2,000	01/15/2031	1.241%	3 Month LIBOR	Semi-Annual/ Quarterly	294,706	—	294,706
USD	2,750	04/15/2032	1.280%	1 Day SOFR	Annual	380,800	—	380,800

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,350	04/15/2032	1.284%	1 Day SOFR	Annual	$186,526	$—	$186,526
USD	4,150	04/01/2039	0.834%	3 Month LIBOR	Semi-Annual/ Quarterly	1,295,744	—	1,295,744
USD	3,000	04/01/2039	0.780%	3 Month LIBOR	Semi-Annual/ Quarterly	958,195	(106)	958,301
USD	3,000	04/01/2039	0.930%	3 Month LIBOR	Semi-Annual/ Quarterly	898,082	—	898,082
USD	1,550	04/01/2039	1.442%	3 Month LIBOR	Semi-Annual/ Quarterly	357,643	—	357,643
USD	2,600	02/15/2041	1 Day SOFR	2.900%	Annual	5,095	—	5,095
USD	2,500	02/15/2041	1 Day SOFR	1.770%	Annual	(396,599)	—	(396,599)
USD	2,300	02/15/2041	1 Day SOFR	1.813%	Annual	(349,658)	—	(349,658)
USD	1,400	02/15/2041	1 Day SOFR	1.697%	Annual	(237,175)	—	(237,175)
USD	250	02/15/2041	1 Day SOFR	1.715%	Annual	(41,670)	—	(41,670)

						$4,227,154	$(106)	$4,227,260

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	3,025	10/09/2029	1.125%	SIFMA*	Quarterly	$272,468	$—	$272,468

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2022.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2022, the aggregate market value of these securities amounted to $3,629,599 or 1.7% of net assets.

(c)	When-Issued or delayed delivery security.
(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of August 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,512,332 and gross unrealized depreciation of investments was $(14,111,921), resulting in net unrealized depreciation of $(4,599,589).

As of August 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.1% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

AB Municipal Income Fund II

AB Massachusetts Portfolio

August 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$197,006,238	$—	$197,006,238
Short-Term Municipal Notes	—	8,905,000	—	8,905,000
Short-Term Investments	2,955,857	—	—	2,955,857

Total Investments in Securities	2,955,857	205,911,238	—	208,867,095
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	2,883,926	—	2,883,926
Centrally Cleared Interest Rate Swaps	—	5,278,234	—	5,278,234
Interest Rate Swaps	—	272,468	—	272,468
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(802,543)	—	(802,543)
Centrally Cleared Interest Rate Swaps	—	(1,051,080)	—	(1,051,080)

Total	$2,955,857	$212,492,243	$—	$215,448,100

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2022 is as follows:

Fund	Market Value 05/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,459	$25,133	$28,636	$2,956	$31